Stock-based Compensation - Schedule of Assumptions Used to Determine Fair Value of Option Grants (Detail)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	1.55%	1.18%	1.47%	1.47%	1.60%
Risk-free interest rate, Maximum	1.83%	2.02%	1.83%	2.43%	2.73%
Expected volatility, Minimum	85.63%	79.42%	85.63%	84.93%	97.91%
Expected volatility, Maximum	87.91%	116.70%	91.16%	116.81%	107.01%
Weighted average expected volatility	86.85%	88.64%	87.62%	89.26%	101.52%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected lives (in years)	5 years 2 months 12 days	5 years 2 months 12 days	5 years 2 months 12 days	5 years 2 months 12 days	5 years 2 months 12 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected lives (in years)	6 years 3 months	10 years	6 years 3 months	10 years	10 years